Change In Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowances for doubtful accounts
Balance, beginning of year	$ 5	$ 20	$ 569
Additions (reversals) charged to expense, net	(4)	(15)	(549)
Balance, end of year	$ 1	$ 5	$ 20